   UNITED STATES

   SECURITIES AND EXCHANGE COMMISSION

   Washington D.C. 20549

   FORM 10-D

   ASSET-BACKED ISSUER

   DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

   THE SECURITIES EXCHANGE ACT OF 1934

   For the monthly distribution period from:  August 18, 2017 to September 15, 2017

   Commission File Number of issuing entity:  333-206677-12

   Central Index Key Number of issuing entity:  0001688957

   Wells Fargo Commercial Mortgage Trust 2016-C37

   (Exact name of issuing entity as specified in its charter)

   Commission File Number of depositor:  333-206677

   Central Index Key Number of depositor:  0000850779

   Wells Fargo Commercial Mortgage Securities, Inc.

   (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000312070

   Barclays Bank PLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541468

   Ladder Capital Finance LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0000740906

   Wells Fargo Bank, National Association

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001624053

   Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001592182

   Rialto Mortgage Finance, LLC

   (Exact name of sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541214

   C-III Commercial Mortgage LLC

   (Exact name of sponsor as specified in its charter)

   Anthony Sfarra (212) 214-5600

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   New York

   (State or other jurisdiction of incorporation or organization of the issuing entity)

   38-4014790

38-4014791

38-7170495

(I.R.S. Employer Identification No.)

   c/o Wells Fargo Bank, N.A.

   9062 Old Annapolis Road

   Columbia, MD 21045

   (Address of principal executive offices of the issuing entity) (Zip Code)

   (410) 884-2000

   (Telephone number, including area code)

   Not Applicable

   (Former name, former address, if changed since last report)

   Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1	___	___	X	___
A‑2	___	___	X	___
A‑3	___	___	X	___
A‑4	___	___	X	___
A‑5	___	___	X	___
A‑SB	___	___	X	___
A‑S	___	___	X	___
X-A	___	___	X	___
X-B	___	___	X	___
B	___	___	X	___
C	___	___	X	___

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 15, 2017, a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C37.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2016-C37 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 18, 2017 to September 15, 2017.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 14, 2017. The CIK number for the Depositor is 0000850779.

Barclays Bank PLC ("Barclays"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 10, 2017. The Central Index Key number for Barclays is 0000312070.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2017. The Central Index Key number for LCF is 0001541468.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 14, 2017. The Central Index Key number for Wells Fargo is 0000740906.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 17, 2017. The Central Index Key number for Argentic is 0001624053.

Rialto Mortgage Finance, LLC ("Rialto"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 1, 2017. The Central Index Key number for Rialto is 0001592182.

C-III Commercial Mortgage LLC ("C-III"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 20, 2017. The Central Index Key number for C-III is 0001541214.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-12 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-12 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2016-C37, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$22,929.27
Current Distribution Date:	09/15/2017	$0.00
*REO Account Beginning and Ending Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2016-C37, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	08/17/2017	$4,857.20
Current Distribution Date:	09/15/2017	$4,854.10
Interest Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00
Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	08/17/2017	$0.00
Current Distribution Date:	09/15/2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1)             Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C37, relating to the September 15, 2017 distribution.

(102)              ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-12   and incorporated by reference herein).

(103)              ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-12  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/   Anthony Sfarra

Anthony Sfarra, President

Date:  October 2, 2017

EXHIBIT INDEX

Exhibit Number                Description

EX 99.1                    Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2016-C37, relating to the September 15, 2017 distribution.

EX 102                    ABS Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-12   and incorporated by reference herein).

EX 103                    ABS Asset Related Document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on October 2, 2017 under Commission File No. 333-206677-12  and incorporated by reference herein).